NONVESTED SHARES	12 Months Ended
Dec. 31, 2024
NONVESTED SHARES
NONVESTED SHARES

13.          NONVESTED SHARES

In 2022, the Company granted 313,000 nonvested shares to certain officers and employees. These nonvested shares of 277,000 vested immediately, nonvested shares of 16,000 vested over a period of one year and nonvested shares of 20,000 vested over a period of two years.

In 2023, the Company granted 298,000 nonvested shares to certain officers and employees. 126,000 of these shares vested immediately, 20,000 of these shares vest over a period of one year and 152,000 of these shares vest over a period of two years.

In 2024, the Company granted 254,000 shares to certain employees. 204,000 of these shares vested immediately, 24,000 of these shares vest over a period of ten month and 26,000 of these shares vest over a period of one year.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2024	150,000	$0.70
Granted	254,000	$0.47
Forfeited	(52,000)	$0.71
Vested	(248,000)	$0.55
Outstanding at December 31, 2024	104,000	$0.49

For the years ended December 31, 2022, 2023 and 2024, the Group recorded share-based compensation expenses of $186, $134 and $258 related to the nonvested shares, respectively. As of December 31, 2024, there was $14 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted average period of 0.56 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2022	2023	2024

Fulfillment	$12	$—	$—
Selling and marketing	99	34	89
General and administrative	229	381	256
Total	$340	$415	$345